Basis of Presentation - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Schedule Of Description Of Business [Line Items]
Variable Interest Entity, consolidated	100.00%
Variable Interest Entity, Ownership Percentage	49.00%
Two Bank Loan Facilities That Mature In April 2017 [Member]
Schedule Of Description Of Business [Line Items]
Amount of current liabilities over current assets	$ 101.2
Credit facility, amount outstanding	149.3
April 2012 Secured Term Loan Facility [Member]
Schedule Of Description Of Business [Line Items]
Credit facility, maximum borrowing capacity	180.0
April 2011 Secured Term Loan Facility [Member]
Schedule Of Description Of Business [Line Items]
Credit facility, maximum borrowing capacity	$ 80.0